UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	881-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.   A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS GLOBAL SUSTAINABILITY FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Sustainability Fund
July 31, 2011 (Unaudited)

Common Stocks--95.0%	Shares	Value ($)
Australia--7.9%
Australia & New Zealand Banking Group	5,360	122,657
BHP Billiton	5,037	229,204
Rio Tinto	1,735	152,486
Stockland	4,433	14,854
Woodside Petroleum	1,748	73,645
		592,846
Canada--2.0%
Canadian Imperial Bank of Commerce	712	54,283
EnCana	3,148	92,205
		146,488
Finland--1.2%
Kesko, Cl. B	1,989	77,366
Neste Oil	927	12,175
		89,541
France--6.3%
AXA	3,547	66,818
BNP Paribas	819	53,504
Christian Dior	764	122,404
Total	3,656	198,471
Unibail-Rodamco	132	29,475
		470,672
Germany--3.3%
Allianz	1,292	169,051
Muenchener Rueckversicherungs	523	77,442
		246,493
Hong Kong--.9%
MTR	19,500	66,178
Italy--5.3%
Enel	24,538	141,740
ENI	7,010	152,904
Saipem	494	25,824

STMicroelectronics	4,010	31,806
Telecom Italia	34,543	43,555
		395,829
Japan--4.4%
Aeon	5,000	63,064
Denso	800	28,619
Fujitsu	1,700	10,025
Marubeni	6,400	48,051
Mitsubishi	900	24,118
Mitsui & Co.	5,000	94,499
Sumitomo	2,000	28,265
Teijin	4,000	17,926
Toshiba	3,600	18,705
		333,272
Netherlands--2.3%
Koninklijke Ahold	6,267	83,639
Koninklijke DSM	1,530	87,092
		170,731
Norway--2.0%
Statoil	3,744	92,552
Telenor	3,328	55,752
		148,304
South Korea--2.1%
POSCO	80	35,246
Samsung Electronics	123	98,465
Samsung SDI	169	27,250
		160,961
Spain--3.9%
Banco Santander	11,876	124,999
CaixaBank	8,624	49,976
Endesa	4,000	117,568
		292,543
Sweden--1.7%
Volvo, Cl. B	7,970	129,088
Switzerland--5.7%
Credit Suisse Group	1,850a	66,897
Nestle	1,321	84,341

Novartis	574	35,371
Roche Holding	1,330	239,283
		425,892
United Kingdom--15.8%
AstraZeneca	3,621	176,705
BHP Billiton	2,981	111,221
BT Group	53,721	177,242
Firstgroup	13,204	79,000
HSBC Holdings	12,561	122,575
Ladbrokes	16,171	39,152
Rio Tinto	3,227	227,768
Tesco	8,553	53,834
Unilever	3,507	112,137
Vodafone Group	5,210	14,709
Xstrata	3,398	72,258
		1,186,601
United States--30.3%
Abbott Laboratories	2,200	112,904
Becton Dickinson & Co.	1,580	132,104
Citigroup	1,570	60,194
Coca-Cola	1,000	68,010
General Electric	14,200	254,322
H&R Block	6,500	97,240
H.J. Heinz	1,800	94,752
Hewlett-Packard	3,700	130,092
Humana	1,300	96,954
Intel	10,277	229,485
International Business Machines	1,200	218,220
Johnson & Johnson	808	52,350
McGraw-Hill	2,200	91,520
MeadWestvaco	1,200	37,368
Motorola Solutions	2,900	130,181
Owens Corning	4,000a	142,320
State Street	1,100	45,617
Symantec	5,092a	97,054
UnitedHealth Group	3,700	183,631
		2,274,318

Total Common Stocks
(cost $6,272,733)		7,129,757

Preferred Stocks--4.9%
Brazil--1.5%
Banco Bradesco	6,050	115,082
Germany--3.4%
Henkel & Co.	1,495	101,007
Volkswagen	754	151,084
		252,091
Total Preferred Stocks
(cost $267,859)		367,173
Total Investments (cost $6,540,592)	99.9%	7,496,930
Cash and Receivables (Net)	.1%	8,744
Net Assets	100.0%	7,505,674

a Non-income producing security.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $6,540,592. Net unrealized appreciation on investments was $956,338 of which $1,134,759 related to appreciated investment securities and $178,421 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	15.7
Materials	14.3
Consumer Discretionary	13.7
Information Technology	11.0
Health Care	10.5
Industrial	9.4
Energy	8.6
Consumer Staples	7.6
Telecommunications	5.6

Utilities	3.5
99.9
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,274,318	-	-	2,274,318
Equity Securities - Foreign+	5,222,612	-	-	5,222,612
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)